Note 16 - Capital Management - Summary of Net Gains on Investment Portfolio (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of objectives, policies and processes for managing capital [line items]
Total fair value gain on short-term investments	$ 34,200
Kunlun Tech Limited and Keeneyes Future Holding Inc. [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Realized net gain (loss)		$ 0	$ 37,564	$ (18,375)
Change in unrealized net gain (loss)		0	(34,321)	34,321
Total fair value gain on short-term investments		$ 0	$ 3,243	$ 15,946